SHARE-BASED COMPENSATION - Options (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
SHARE-BASED COMPENSATION
Number of shares, Outstanding	828,799
Number of shares, Granted	164,667
Number of shares, Exercised	(26,027)
Number of shares, Outstanding	967,439	828,799
Number of shares, Vested and expected to vest	967,439
Number of shares, Exercisable	441,282
Weighted average exercise price, Outstanding	$ 9.03
Weighted average exercise price, Granted	0.03
Weighted average exercise price, Exercised	15.44
Weighted average exercise price, Outstanding	7.33	$ 9.03
Weighted average exercise price, Vested and expected to vest	7.33
Weighted average exercise price, Exercisable	$ 14.86
Aggregate average remaining contractual life (Years), Outstanding	6 years 5 months 23 days	6 years 8 months 12 days
Aggregate average remaining contractual life (Years), Vested and expected to vest	6 years 5 months 23 days
Aggregate average remaining contractual life (Years), Exercisable	4 years 10 months 24 days
Aggregate intrinsic value, Outstanding	$ 31,472	$ 30,047
Aggregate intrinsic value, Vested and expected to vest	31,472
Aggregate intrinsic value, Exercisable	$ 11,610